Supplemental Cash Flow Information	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Supplemental Cash Flow Information [Text Block]

19.  Supplemental Cash Flow Information

Non-cash financing and investing transactions not reflected in the Consolidated Statements of Cash Flows for the years ended August 31, 2019, August 31, 2018 and August 31, 2017 are as follows:

	August 31, 2019	August 31, 2018	August 31, 2017

Share based compensation capitalized as property, plant and equipment (note 14d)	$4,484	$1,825	$3,172
Share based compensation capitalized as exploration and evaluation assets (note 14d)	13,894	25,129	66,082
Depreciation expense capitalized as property, plant and equipment	23,383	37,513	46,912
Depreciation expense capitalized as exploration and evaluation assets	9,342	8,867	8,424
Common shares issued for exploration and evaluation assets (note 7a)	-	-	92,500
	$51,103	$73,334	$217,090